EARNINGS PER SHARE (Schedule Of Computation Of Basic And Diluted Net Loss Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss):
Income (loss) from continuing operations	$ 33,405	$ (28,956)	$ (31,860)
Income (loss) on discontinued operations, net of tax	26,673	92,597	(43,193)
Net income (loss)	60,078	63,641	(75,053)
Add: net loss attributable to noncontrolling interest	382	92	27
Net income (loss) attributable to Renren Inc.	$ 60,460	$ 63,733	$ (75,026)
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,059,446,436	1,118,091,879	1,151,659,545
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	8,185,273	12,648,043
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	1,067,631,709	1,130,739,922	1,151,659,545
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations (in dollars per share)	$ 0.03	$ (0.03)	$ (0.03)
Income (loss) per ordinary share from discontinued operations (in dollars per share)	$ 0.03	$ 0.08	$ (0.04)
Basic (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations (in dollars per share)	$ 0.03	$ (0.03)	$ (0.03)
Income (loss) per ordinary share from discontinued operations (in dollars per share)	$ 0.03	$ 0.08	$ (0.04)
Diluted (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)